united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 301-260-0162

Date of fiscal year end: 7/31

Date of reporting period: 1/31/24

Item 1. Reports to Stockholders.

Arrow DWA Tactical: Balanced Fund Arrow DWA Tactical: Macro Fund Arrow Managed Futures Strategy Fund

Semi-Annual Report
January 31, 2024

1-877-277-6933

Distributed by Archer Distributors, LLC
Member FINRA/SIPC

Arrow DWA Tactical: Balanced Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2024

The Fund’s performance figures* for the periods ended January 31, 2024, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2024
Arrow DWA Tactical: Balanced Fund - Class A **	-0.06%	-0.23%	0.56%	5.21%	3.49%	4.38%
Arrow DWA Tactical: Balanced Fund - Class A with load **	-5.77%	-6.01%	-1.41%	3.98%	2.88%	4.02%
Arrow DWA Tactical: Balanced Fund - Class C **	-0.51%	-1.00%	-0.23%	4.44%	2.71%	3.59%
Arrow DWA Tactical: Balanced Fund - Institutional Class Shares ***	0.04%	0.04%	0.81%	5.50%	3.76%	4.43%
Morningstar Global Flexible Allocation EW Index	0.63%	4.08%	1.35%	3.92%	3.39%	3.57%** / 3.63%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on January 31, 2024. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.17% for Class A shares, 2.92% for Class C shares and 1.92% for the Institutional Class shares per the December 1, 2023 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Consolidated Financial Highlights.

**	Inception date is August 7, 2006 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but does not have a specific target asset allocation, thus may invest in variable proportions of stocks, bonds or cash. Investors cannot invest directly in an index.

Arrow DWA Tactical: Balanced Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

The Fund’s holdings by asset class as of January 31, 2024 are as follows:

Asset Class *	% of Net Assets
Common Stocks
Technology	7.1%
Industrials	4.7%
Consumer Discretionary	3.2%
Materials	3.0%
Communications	2.4%
Health Care	2.2%
Financials	2.1%
Energy	1.3%
Consumer Staples	1.0%
Exchange-Traded Funds
Equity	26.7%
Fixed Income	25.4%
Alternative	1.3%
Mixed Allocation	1.0%
Exchange-Traded Note
Equity	5.4%
Short Term Investment	11.8%
Put Options Purchased	0.0	% +
Call Option Written	(0.3)%
Other Assets in Excess of Liabilities	1.7%
	100.0%

+	Rounds to less than 0.1%

*	Does not include derivative investments other than put options purchased and call options written.

Please refer to the Consolidated Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical: Macro Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2024

The Fund’s performance figures* for the periods ended January 31, 2024, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2024
Arrow DWA Tactical: Macro Fund - Class A **	-2.82%	-2.71%	4.71%	6.66%	4.93%	3.71%
Arrow DWA Tactical: Macro Fund - Class A with load **	-8.45%	-8.35%	2.66%	5.41%	4.31%	3.32%
Arrow DWA Tactical: Macro Fund - Class C **	-3.18%	-3.43%	3.92%	5.84%	4.13%	2.92%
Arrow DWA Tactical: Macro Fund - Institutional Class Shares ***	-2.62%	-2.40%	4.99%	6.91%	5.19%	6.34%
PCM Global Macro Index	3.26%	3.55%	1.01%	1.78%	1.50%	3.71%** / 0.55%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.94% for Class A shares, 2.69% for Class C shares and 1.69% for the Institutional Class shares per the December 1, 2023 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Consolidated Financial Highlights.

**	Inception date is May 30, 2008 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The objective of the PCM Global Macro Index is total return through broad asset classes including global equities, fixed income, major currencies, precious metals, and commodity ETFs. By using inverse ETFs, PCM’s Risk Management Overlay may allow the capture of positive returns in periods of falling markets. The index may hold long and inverse (short) positions simultaneously. This creates a multi -directional strategy, making it possible to have gains when markets decline. This index may rotate on a monthly basis. Investors cannot invest directly in an index.

The Fund’s holdings by asset class as of January 31, 2024 are as follows:

Asset Class *	% of Net Assets
Exchange-Traded Funds
Equity	98.6%
Short Term Investment	0.1%
Put Options Purchased	0.1%
Call Options Written	(0.5)%
Other Assets in Excess of Liabilities	1.7%
100.0%

*	Does not include derivative investments other than put options purchased and call options written.

Please refer to the Consolidated Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2024

The Fund’s performance figures* for the periods ended January 31, 2024, as compared to its benchmarks:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2024
Arrow Managed Futures Strategy Fund - Class A **	-10.40%	2.50%	15.34%	11.46%	4.48%	2.18%
Arrow Managed Futures Strategy Fund - Class A with load **	-15.59%	-3.35%	13.10%	10.15%	3.86%	1.74%
Arrow Managed Futures Strategy Fund - Class C **	-10.67%	1.78%	14.46%	10.61%	3.71%	1.44%
Arrow Managed Futures Strategy Fund - Institutional Class Shares ***	-10.23%	2.76%	15.57%	11.71%	4.71%	3.37%
Credit Suisse Managed Futures Liquid Index	-3.09%	-7.56%	6.84%	4.29%	3.63%	2.34%** / 2.65%***
S&P 500® Index	6.43%	20.82%	10.99%	14.30%	12.62%	12.95%** / 13.17%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on January 31, 2024.The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.75% for Class A shares, 2.50% for Class C shares and 1.50% for the Institutional Class shares per the December 1, 2023 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Consolidated Financial Highlights.

**	Inception date is April 30, 2010 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Credit Suisse Managed Futures Strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities and currencies. The Credit Suisse Managed Futures Liquid Index is also a factor within the Credit Suisse Global Strategies Liquid Index. Investors cannot invest directly in an index.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

The Fund’s holdings by asset class as of January 31, 2024 are as follows:

Asset Class *	% of Net Assets
Exchange-Traded Fund
Mixed Allocation	22.6%
Short Term Investment	77.1%
Other Assets in Excess of Liabilities	0.3%
100.0%

*	Does not include derivative investments.

Please refer to the Consolidated Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 27.0%
	ASSET MANAGEMENT - 0.8%
113	Ameriprise Financial, Inc.	$43,711
50	BlackRock, Inc.	38,716
288	Blackstone, Inc.	35,842
1,466	Franklin Resources, Inc.	39,040
2,472	Invesco Ltd.	39,132
402	T Rowe Price Group, Inc.	43,596
		240,037
	BEVERAGES - 1.0%
5,106	Molson Coors Beverage Company, Class B	315,500

	CHEMICALS - 0.9%
585	Air Products and Chemicals, Inc.	149,590
388	Linde plc	157,074
		306,664
	COMMERCIAL SUPPORT SERVICES - 0.5%
276	Cintas Corporation	166,861

	CONSTRUCTION MATERIALS - 1.0%
333	Martin Marietta Materials, Inc.	169,304
722	Vulcan Materials Company	163,179
		332,483
	DIVERSIFIED INDUSTRIALS - 0.4%
261	Eaton Corporation PLC	64,227
612	Emerson Electric Company	56,139
		120,366
	ELECTRICAL EQUIPMENT - 0.7%
375	AMETEK, Inc.	60,769
481	Generac Holdings, Inc.(a)	54,675
190	Hubbell, Inc.	63,759
194	Rockwell Automation, Inc.	49,136
		228,339
	ENGINEERING & CONSTRUCTION - 1.0%
1,694	Quanta Services, Inc.	328,721

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 27.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.2%
793	Cardinal Health, Inc.	$86,588
409	Cencora, Inc.	95,166
582	HCA Healthcare, Inc.	177,452
1,134	Henry Schein, Inc.(a)	84,869
179	McKesson Corporation	89,480
1,087	Universal Health Services, Inc., Class B	172,626
		706,181
	HOME CONSTRUCTION - 1.0%
546	DR Horton, Inc.	78,029
556	Lennar Corporation, Class A	83,317
11	NVR, Inc.(a)	77,828
802	PulteGroup, Inc.	83,857
		323,031
	INDUSTRIAL SUPPORT SERVICES - 1.1%
1,701	Fastenal Company	116,059
191	United Rentals, Inc.	119,451
139	WW Grainger, Inc.	124,495
		360,005
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
680	Bank of New York Mellon Corporation (The)	37,713
474	Northern Trust Corporation	37,749
506	State Street Corporation	37,378
		112,840
	INSURANCE - 1.0%
216	Aon PLC, Class A	64,461
276	Arthur J Gallagher & Company	64,076
901	Brown & Brown, Inc.	69,882
340	Marsh & McLennan Companies, Inc.	65,906
277	Willis Towers Watson PLC	68,225
		332,550
	INTERNET MEDIA & SERVICES - 1.5%
317	Airbnb, Inc., Class A(a)	45,692
1,098	Alphabet, Inc., Class C(a)	155,697
12	Booking Holdings, Inc.(a)	42,090

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 27.0% (Continued)
	INTERNET MEDIA & SERVICES - 1.5% (Continued)
307	Expedia Group, Inc.(a)	$45,537
2,368	Match Group, Inc.(a)	90,884
232	Meta Platforms, Inc., Class A(a)	90,512
		470,412
	LEISURE FACILITIES & SERVICES - 0.7%
2,528	Carnival Corporation(a)	41,914
266	Hilton Worldwide Holdings, Inc.	50,795
214	Marriott International, Inc., Class A	51,302
2,027	Norwegian Cruise Line Holdings Ltd.(a)	36,081
394	Royal Caribbean Cruises Ltd.(a)	50,235
		230,327
	MACHINERY - 0.3%
279	Caterpillar, Inc.	83,786

	OIL & GAS PRODUCERS - 1.0%
669	Marathon Petroleum Corporation	110,786
778	Phillips 66	112,274
790	Valero Energy Corporation	109,731
		332,791
	PUBLISHING & BROADCASTING - 1.0%
12,753	News Corporation, Class B	326,094

	RENEWABLE ENERGY - 0.2%
551	Enphase Energy, Inc.(a)	57,375
116	First Solar, Inc.(a)	16,971
		74,346
	RETAIL - DISCRETIONARY - 1.0%
1,201	Ross Stores, Inc.	168,476
1,727	TJX Cos., Inc. (The)	163,910
		332,386
	SEMICONDUCTORS - 1.8%
180	Advanced Micro Devices, Inc.(a)	30,184
127	Analog Devices, Inc.	24,430
381	Applied Materials, Inc.	62,597

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 27.0% (Continued)
	SEMICONDUCTORS - 1.8% (Continued)
27	Broadcom, Inc.	$31,860
495	Intel Corporation	21,325
102	KLA Corporation	60,591
78	Lam Research Corporation	64,362
298	Microchip Technology, Inc.	25,384
302	Micron Technology, Inc.	25,897
40	Monolithic Power Systems, Inc.	24,109
58	NVIDIA Corporation	35,686
108	NXP Semiconductors N.V.	22,742
243	ON Semiconductor Corporation(a)	17,285
244	Qorvo, Inc.(a)	24,337
193	QUALCOMM, Inc.	28,662
210	Skyworks Solutions, Inc.	21,937
567	Teradyne, Inc.	54,767
134	Texas Instruments, Inc.	21,456
		597,611
	SOFTWARE - 2.1%
49	Adobe, Inc.(a)	30,271
102	ANSYS, Inc.(a)	33,439
142	Autodesk, Inc.(a)	36,041
110	Cadence Design Systems, Inc.(a)	31,731
954	Fortinet, Inc.(a)	61,523
2,557	Gen Digital, Inc.	60,038
53	Intuit, Inc.	33,460
147	Microsoft Corporation	58,444
526	Oracle Corporation	58,754
193	Palo Alto Networks, Inc.(a)	65,333
195	PTC, Inc.(a)	35,227
58	Roper Technologies, Inc.	31,146
132	Salesforce, Inc.(a)	37,104
82	ServiceNow, Inc.(a)	62,763
55	Synopsys, Inc.(a)	29,334
75	Tyler Technologies, Inc.(a)	31,706
		696,314

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 27.0% (Continued)
	STEEL - 1.0%
897	Nucor Corporation	$167,676
1,393	Steel Dynamics, Inc.	168,122
		335,798
	TECHNOLOGY HARDWARE - 1.0%
288	Apple, Inc.	53,107
3,504	Hewlett Packard Enterprise Company	53,576
1,766	HP, Inc.	50,702
622	NetApp, Inc.	54,238
637	Seagate Technology Holdings PLC	54,578
1,045	Western Digital Corporation(a)	59,827
		326,028
	TECHNOLOGY SERVICES - 2.1%
1,603	Broadridge Financial Solutions, Inc.	327,333
1,451	CDW Corporation	328,971
28	Fair Isaac Corporation(a)	33,567
		689,871
	TRANSPORTATION EQUIPMENT - 0.8%
356	Cummins, Inc.	85,191
889	PACCAR, Inc.	89,246
635	Westinghouse Air Brake Technologies Corporation	83,547
		257,984
	WHOLESALE - DISCRETIONARY - 0.5%
3,325	Copart, Inc.(a)	159,733

	TOTAL COMMON STOCKS (Cost $7,501,476)	8,787,059

	EXCHANGE-TRADED FUNDS — 54.4%
	ALTERNATIVE - 1.3%
20,000	ProShares Bitcoin Strategy ETF	410,400

	EQUITY - 26.7%
213,966	Arrow DWA Tactical: International ETF(b)(i)	6,217,510

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 54.4% (Continued)
	EQUITY - 26.7% (Continued)
57,756	Arrow Reverse Cap 500 ETF(b)(i)	$1,280,318
3,761	Vanguard Growth ETF	1,194,456
		8,692,284
	FIXED INCOME - 25.4%
14,343	iShares 1-3 Year Treasury Bond ETF	1,180,429
34,010	iShares 20+ Year Treasury Bond ETF	3,287,407
11,096	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,222,446
16,580	iShares iBoxx High Yield Corporate Bond ETF	1,284,618
14,695	iShares JP Morgan USD Emerging Markets Bond ETF	1,292,866
		8,267,766
	MIXED ALLOCATION - 1.0%
3,126	Arrow Reserve Capital Management ETF(i)	312,803

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,766,701)	17,683,253

	EXCHANGE-TRADED NOTE — 5.4%
	EQUITY - 5.4%
66,515	JPMorgan Alerian MLP Index ETN (Cost $1,396,715)	1,761,982

	SHORT-TERM INVESTMENT — 11.8%
	MONEY MARKET FUND - 11.8%
3,839,966	First American Government Obligations Fund, Class X, 5.25%(c)(g)(h) (Cost $3,839,966)	3,839,966

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.0% (e)
	PUT OPTIONS PURCHASED - 0.0%(e)
24	S&P500 E-Mini Option	GS	03/15/2024	$4,400	$5,280,000	$11,880

	TOTAL PUT OPTIONS PURCHASED (Cost - $46,200)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $46,200)					11,880

	TOTAL INVESTMENTS - 98.6% (Cost $29,551,058)					$32,084,140
	CALL OPTIONS WRITTEN - (0.3)% (Proceeds - $44,250)					(94,125)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%					539,881
	NET ASSETS - 100.0%					$32,529,896

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.3)%
	CALL OPTIONS WRITTEN - (0.3)%
15	S&P500 E-Mini Option	GS	03/15/2024	$4,800	$3,600,000	$94,125

	TOTAL CALL OPTIONS WRITTEN (Proceeds - $44,250)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $44,250)					$94,125

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation
8	COMEX Gold 100 Troy Ounces Future(g)	06/26/2024	$1,669,600	$47,552

	TOTAL FUTURES CONTRACTS			$47,552

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

GS	- Goldman Sachs

(a)	Non-income producing security.

(b)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(d)	Each contract is equivalent to one futures contract.

(e)	Percentage rounds to less than 0.1%.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(g)	All or a portion of this investment is a holding of the ADWAB Fund Limited. See note 2.

(h)	All or a portion of this investment is pledged as collateral for swap agreements.

(i)	Affiliated Exchange-Traded Fund.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

FINANCIAL INDEX SWAP
Notional Value at				Variable Rate		Unrealized
January 31, 2024	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
$2,099,543	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/26/2024	$(37,459)

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of January 31, 2024.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
5		British Pound CME	Mar-24	Morgan Stanley	$386,418	1.10%	$(335)
4		CAC Index	Feb-24	Morgan Stanley	354,821	1.01%	10,267
2		CFE Vix	Feb-24	Morgan Stanley	26,628	0.08%	1,163
2		CFE Vix	May-24	Morgan Stanley	28,418	0.08%	735
1		CFE Vix	Apr-24	Morgan Stanley	19,969	0.06%	771
1		Dax Index	Mar-24	Morgan Stanley	610,729	1.74%	2,342
3		Emini Nasdaq	Mar-24	Morgan Stanley	983,222	2.80%	9,991
5		Emini S&P	Mar-24	Morgan Stanley	1,232,585	3.50%	8,397
0	*	Emini S&P 1 Weekly Option	Feb-24	Morgan Stanley	2	0.00%	2
0	*	Emini S&P 1 Weekly Option	Feb-24	Morgan Stanley	1	0.00%	1
0	*	Emini S&P Monday1 W Option	Feb-24	Morgan Stanley	1	0.00%	0 ^
0	*	Emini S&P Wednesday 1 Option	Feb-24	Morgan Stanley	1	0.00%	0 ^
5		Euro BTP Futures	Mar-24	Morgan Stanley	598,660	1.70%	3,633
12		Euro_Stoxx50	Mar-24	Morgan Stanley	615,872	1.75%	9,859
3		Japan Govt Bond Ose	Mar-24	Morgan Stanley	3,047,308	8.66%	(15,061)
55		Mexican Peso CME	Mar-24	Morgan Stanley	1,598,914	4.55%	5,505
7		Mini Dow	Mar-24	Morgan Stanley	1,396,027	3.97%	12,150
4		Osk Nikkei	Mar-24	Morgan Stanley	1,015,913	2.89%	65,160
8		Sfe Spi 200	Mar-24	Morgan Stanley	1,039,077	2.95%	19,998
2		Swiss Franc CME	Mar-24	Morgan Stanley	338,930	0.96%	(4,666)
7		Topix Index	Mar-24	Morgan Stanley	1,156,641	3.29%	61,209
							$191,121

*	Less than 1 contract

^	Less than $1 US Dollar

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(8)		2 Yr T-Note	Mar-24	Morgan Stanley	$(1,681,828)	4.78%	$(2,450)
(6)		5 Yr T-Note	Mar-24	Morgan Stanley	(608,504)	1.73%	(2,228)
(3)		Aussie 10Yr Bond	Mar-24	Morgan Stanley	(238,720)	0.68%	(4,188)
(11)		Aussie 3 Yr Bond	Mar-24	Morgan Stanley	(770,223)	2.19%	(5,686)
(4)		Australian Dollar CME	Mar-24	Morgan Stanley	(245,256)	0.70%	(538)
(2)		Canadian Bond	Mar-24	Morgan Stanley	(220,726)	0.63%	(1,330)
(4)		Canadian Dollar CME	Mar-24	Morgan Stanley	(318,502)	0.91%	(2,105)
(5)		CFE Vix	Mar-24	Morgan Stanley	(75,872)	0.22%	(3,558)
(0	) *	Emini S&P 1 Weekly Option	Feb-24	Morgan Stanley	(41)	0.00%	(41)
(0	) *	Emini S&P 1 Weekly Option	Feb-24	Morgan Stanley	(23)	0.00%	(23)
(0	) *	Emini S&P Monday1 W Option	Feb-24	Morgan Stanley	(11)	0.00%	(10)
(0	) *	Emini S&P Wednesday 1 Option	Feb-24	Morgan Stanley	(19)	0.00%	(19)
(18)		Erx 2 Bund	Mar-24	Morgan Stanley	(2,065,984)	5.87%	(3,491)
(5)		ERX BOBL	Mar-24	Morgan Stanley	(621,956)	1.77%	(4,433)
(4)		EUR/USD CME	Mar-24	Morgan Stanley	(546,096)	1.55%	2,482
(13)		Euribor	Jun-24	Morgan Stanley	(3,459,813)	9.84%	(2,933)
(3)		Euro Bund	Mar-24	Morgan Stanley	(429,656)	1.22%	(3,807)
(2)		Euro Oat Futures	Mar-24	Morgan Stanley	(212,426)	0.60%	(2,747)
(2)		FTSE Index	Mar-24	Morgan Stanley	(171,478)	0.49%	(3,156)
(2)		Gilts	Mar-24	Morgan Stanley	(252,792)	0.72%	(246)
(5)		Hang Seng Index	Feb-24	Morgan Stanley	(506,933)	1.44%	22,269
(2)		ICE 3 Month Sonia Future	Dec-24	Morgan Stanley	(559,740)	1.59%	(819)
(14)		Japanese Yen CME	Mar-24	Morgan Stanley	(1,177,194)	3.35%	7,725
(3)		New Zealand Dollar CME	Mar-24	Morgan Stanley	(164,381)	0.47%	(1,337)
(18)		Three-Month Sofr	Mar-24	Morgan Stanley	(4,185,196)	11.90%	(2,565)
(3)		US 10 Yr Notes	Mar-24	Morgan Stanley	(283,029)	0.80%	(1,661)
(1)		US T.Bond	Mar-24	Morgan Stanley	(67,602)	0.19%	(1,411)
							$(18,306)

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 5.27%.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

COMMODITY INDEX SWAP ++
Notional Value at				Variable Rate		Unrealized
January 31, 2024	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
$1,702,567	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$(13,765)

Net Unrealized Depreciation on Swap Contracts						$(51,224)

++	All of these contracts are holdings of the ADWAB Fund Limited

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of January 31, 2024.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
11		Aluminium LME	Mar-24	Morgan Stanley	$622,076	5.65%	$4,636
1		Brent Oil	Apr-24	Morgan Stanley	76,050	0.69%	971
9		Cocoa NY	Mar-24	Morgan Stanley	445,949	4.05%	45,073
1		Cocoa NY	May-24	Morgan Stanley	41,824	0.38%	13
0	*	Coffee NY	Mar-24	Morgan Stanley	29,667	0.27%	596
0	*	Coffee NY	May-24	Morgan Stanley	3,073	0.03%	6
0	*	Cotton	May-24	Morgan Stanley	11,125	0.10%	108
1		Crude Oil	Apr-24	Morgan Stanley	69,856	0.63%	644
3		Gas Oil LDN	Apr-24	Morgan Stanley	243,007	2.21%	11,539
1		Gasoline Blendstock	Apr-24	Morgan Stanley	79,912	0.73%	158
2		Heating Oil	Apr-24	Morgan Stanley	186,320	1.69%	7,118
15		Iron Ore Cfr China Future	Mar-24	Morgan Stanley	189,935	1.73%	(4,267)
4		Live Cattle	Apr-24	Morgan Stanley	262,111	2.38%	3,899
4		Nickel LME	Mar-24	Morgan Stanley	382,627	3.48%	(10,818)
1		Sugar NY	Mar-24	Morgan Stanley	29,575	0.27%	69
8		Zinc LME	Mar-24	Morgan Stanley	500,047	4.54%	(513)
							$59,232

Open Short Future Contracts
(18)		Aluminium LME	Mar-24	Morgan Stanley	(995,078)	9.04%	(34,647)
(14)		Beanmeal	Mar-24	Morgan Stanley	(517,635)	4.70%	(1,038)
(12)		Beanoil	Mar-24	Morgan Stanley	(338,310)	3.07%	12,985
(27)		Corn	Mar-24	Morgan Stanley	(608,842)	5.53%	8,018
(0	) *	Gold CMX	Apr-24	Morgan Stanley	(44,361)	0.40%	(651)
(4)		Hi Gr. Copper	Mar-24	Morgan Stanley	(366,683)	3.33%	(13,778)
(7)		Kcbt Red Wheat	Mar-24	Morgan Stanley	(226,225)	2.06%	(3,931)
(0	) *	Lean Hogs	Apr-24	Morgan Stanley	(14,561)	0.13%	(1,142)
(4)		Natural Gas	Apr-24	Morgan Stanley	(75,094)	0.68%	2,297
(8)		Natural Gas Ttf (Gts)	Mar-24	Morgan Stanley	(199,614)	1.81%	(16,467)
(8)		Nickel LME	Mar-24	Morgan Stanley	(729,903)	6.63%	18,682
(4)		Platinum NMX	Apr-24	Morgan Stanley	(209,118)	1.90%	(6,051)
(2)		Silver CMX	Mar-24	Morgan Stanley	(280,890)	2.55%	(2,750)
(11)		Soybeans	Mar-24	Morgan Stanley	(677,955)	6.16%	10,332
(4)		Wheat	Mar-24	Morgan Stanley	(120,701)	1.10%	(262)
(10)		Wpg Canola	Mar-24	Morgan Stanley	(87,176)	0.79%	3,869
(11)		Zinc LME	Mar-24	Morgan Stanley	(679,793)	6.18%	(9,886)
							$(34,420)

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 15.11%.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	EQUITY - 98.6%
25,031	Consumer Discretionary Select Sector SPDR Fund	$4,278,299
41,230	Industrial Select Sector SPDR Fund	4,654,455
59,232	Invesco S&P 500 Pure Value ETF	4,826,816
111,646	iShares Latin America 40 ETF	3,107,108
62,034	iShares MSCI Japan ETF	4,107,271
22,088	iShares MSCI USA Momentum Factor ETF	3,658,877
32,790	iShares MSCI USA Quality Factor ETF	4,934,895
61,118	iShares S&P 500 Growth ETF	4,720,754
23,998	Technology Select Sector SPDR Fund	4,743,925
19,009	Vanguard Mid-Cap Growth ETF	4,111,076
	TOTAL EXCHANGE-TRADED FUNDS (Cost $39,613,316)	43,143,476

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
29,550	First American Government Obligations Fund, Class X, 5.25%(b)(c) (Cost $29,550)	29,550

Contracts(a)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
53	S&P500 E-Mini Option	GS	03/15/2024	$4,400	$11,660,000	$26,235
	TOTAL PUT OPTIONS PURCHASED (Cost - $102,025)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $102,025)					$26,235

	TOTAL INVESTMENTS - 98.8% (Cost $39,744,891)					$43,199,261
	CALL OPTIONS WRITTEN - (0.5)% (Proceeds - $97,350)					(207,075)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%					756,806
	NET ASSETS - 100.0%					$43,748,992

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.5)%
	CALL OPTIONS WRITTEN- (0.5)%
33	S&P500 E-Mini Option	GS	03/15/2024	$4,800	$7,920,000	$207,075
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $97,350)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $97,350)					$207,075

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

GS	- Goldman Sachs

(a)	Each contract is equivalent to one futures contract.

(b)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(c)	All or a portion of this investment is a holding of the ADWAT Fund Limited. See Note 2.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUND — 22.6%
	MIXED ALLOCATION - 22.6%
405,877	Arrow Reserve Capital Management ETF(a)(e) (Cost $40,604,078)	$40,614,082

	SHORT-TERM INVESTMENT — 77.1%
	MONEY MARKET FUND - 77.1%
138,435,065	First American Government Obligations Fund, Class X, 5.25%(b)(c)(d) (Cost $138,435,065)	138,435,065

	TOTAL INVESTMENTS - 99.7% (Cost $179,039,143)	$179,049,147
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	502,685
	NET ASSETS - 100.0%	$179,551,832

ETF	- Exchange-Traded Fund

(a)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.

(b)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(c)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”). See Note 2.

(d)	All or a portion of this investment is pledged as collateral for swap agreements.

(e)	Affiliated Exchange-Traded Fund.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

FINANCIAL INDEX SWAP
Notional Value at				Variable Rate		Unrealized
January 31, 2024	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
$92,892,449	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/26/2024	$(1,657,364)

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of January 31, 2024.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
215	British Pound CME	Mar-24	Morgan Stanley	$17,096,707	1.10%	$(14,815)
189	CAC Index	Feb-24	Morgan Stanley	15,698,756	1.01%	454,248
79	CFE Vix	Feb-24	Morgan Stanley	1,178,126	0.08%	51,440
75	CFE Vix	May-24	Morgan Stanley	1,257,328	0.08%	32,522
54	CFE Vix	Apr-24	Morgan Stanley	883,516	0.06%	34,112
59	Dax Index	Mar-24	Morgan Stanley	27,021,163	1.74%	103,624
126	Emini Nasdaq	Mar-24	Morgan Stanley	43,501,783	2.80%	442,034
224	Emini S&P	Mar-24	Morgan Stanley	54,534,640	3.50%	371,540
1	Emini S&P 1 Weekly Option	Feb-24	Morgan Stanley	68	0.00%	68
1	Emini S&P 1 Weekly Option	Feb-24	Morgan Stanley	34	0.00%	34
1	Emini S&P Monday1 W Option	Feb-24	Morgan Stanley	17	0.00%	17
1	Emini S&P Wednesday 1 Option	Feb-24	Morgan Stanley	20	0.00%	20
205	Euro BTP Futures	Mar-24	Morgan Stanley	26,487,196	1.70%	160,731
539	Euro_Stoxx50	Mar-24	Morgan Stanley	27,248,712	1.75%	436,195
135	Japan Govt Bond Ose	Mar-24	Morgan Stanley	134,825,425	8.66%	(666,361)
2,446	Mexican Peso CME	Mar-24	Morgan Stanley	70,742,511	4.55%	243,570
323	Mini Dow	Mar-24	Morgan Stanley	61,765,973	3.97%	537,575
181	Osk Nikkei	Mar-24	Morgan Stanley	44,948,155	2.89%	2,882,956
365	Sfe Spi 200	Mar-24	Morgan Stanley	45,973,040	2.95%	884,777
103	Sw iss Franc CME	Mar-24	Morgan Stanley	14,995,664	0.96%	(206,434)
293	Topix Index	Mar-24	Morgan Stanley	51,174,540	3.29%	2,708,132
						$8,455,985

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(362)	2 Yr T-Note	Mar-24	Morgan Stanley	$(74,410,984)	4.78%	$(108,385)
(248)	5 Yr T-Note	Mar-24	Morgan Stanley	(26,922,715)	1.73%	(98,555)
(138)	Aussie 10Yr Bond	Mar-24	Morgan Stanley	(10,561,972)	0.68%	(185,280)
(483)	Aussie 3 Yr Bond	Mar-24	Morgan Stanley	(34,077,843)	2.19%	(251,587)
(164)	Australian Dollar CME	Mar-24	Morgan Stanley	(10,851,144)	0.70%	(23,807)
(108)	Canadian Bond	Mar-24	Morgan Stanley	(9,765,806)	0.63%	(58,856)
(189)	Canadian Dollar CME	Mar-24	Morgan Stanley	(14,091,843)	0.91%	(93,145)
(214)	CFE Vix	Mar-24	Morgan Stanley	(3,356,909)	0.22%	(157,436)
(1)	Emini S&P 1 Weekly Option	Feb-24	Morgan Stanley	(1,797)	0.00%	(1,797)
(1)	Emini S&P 1 Weekly Option	Feb-24	Morgan Stanley	(1,015)	0.00%	(1,015)
(1)	Emini S&P Monday1 W Option	Feb-24	Morgan Stanley	(467)	0.00%	(467)
(1)	Emini S&P Wednesday 1 Option	Feb-24	Morgan Stanley	(831)	0.00%	(831)
(794)	Erx 2 Bund	Mar-24	Morgan Stanley	(91,407,615)	5.87%	(154,466)
(214)	ERX BOBL	Mar-24	Morgan Stanley	(27,517,890)	1.77%	(196,148)
(178)	EUR/USD CME	Mar-24	Morgan Stanley	(24,161,541)	1.55%	109,824
(584)	Euribor	Jun-24	Morgan Stanley	(153,076,329)	9.84%	(129,755)
(129)	Euro Bund	Mar-24	Morgan Stanley	(19,009,745)	1.22%	(168,416)
(66)	Euro Oat Futures	Mar-24	Morgan Stanley	(9,398,588)	0.60%	(121,539)
(78)	FTSE Index	Mar-24	Morgan Stanley	(7,586,909)	0.49%	(139,632)
(88)	Gilts	Mar-24	Morgan Stanley	(11,184,575)	0.72%	(10,865)
(226)	Hang Seng Index	Feb-24	Morgan Stanley	(22,428,787)	1.44%	985,252
(81)	ICE 3 Month Sonia Future	Dec-24	Morgan Stanley	(24,765,202)	1.59%	(36,236)
(605)	Japanese Yen CME	Mar-24	Morgan Stanley	(52,083,887)	3.35%	341,794
(118)	New Zealand Dollar CME	Mar-24	Morgan Stanley	(7,272,884)	0.47%	(59,148)
(780)	Three-Month Sofr	Mar-24	Morgan Stanley	(185,170,229)	11.90%	(113,473)
(111)	US 10 Yr Notes	Mar-24	Morgan Stanley	(12,522,377)	0.80%	(73,511)
(24)	US T.Bond	Mar-24	Morgan Stanley	(2,990,992)	0.19%	(62,433)
						$(809,913)

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 5.27%.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

COMMODITY INDEX SWAP ++
Notional Value at				Variable Rate		Unrealized
January 31, 2024	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
$77,643,174	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$(627,755)

Net Unrealized Depreciation on Swap Contracts						$(2,285,119)

++	All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of January 31, 2024.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted% +	Unrealized Appreciation/ (Depreciation)
501	Aluminium LME	Mar-24	Morgan Stanley	$28,368,900	5.65%	$211,425
43	Brent Oil	Apr-24	Morgan Stanley	3,468,150	0.69%	44,279
422	Cocoa NY	Mar-24	Morgan Stanley	20,336,871	4.05%	2,055,497
40	Cocoa NY	May-24	Morgan Stanley	1,907,316	0.38%	587
19	Coffee NY	Mar-24	Morgan Stanley	1,352,939	0.27%	27,191
2	Coffee NY	May-24	Morgan Stanley	140,140	0.03%	293
12	Cotton	May-24	Morgan Stanley	507,335	0.10%	4,942
42	Crude Oil	Apr-24	Morgan Stanley	3,185,674	0.63%	29,386
136	Gas Oil LDN	Apr-24	Morgan Stanley	11,082,018	2.21%	526,211
35	Gasoline Blendstock	Apr-24	Morgan Stanley	3,644,295	0.73%	7,213
74	Heating Oil	Apr-24	Morgan Stanley	8,496,877	1.69%	324,594
667	Iron Ore Cfr China Future	Mar-24	Morgan Stanley	8,661,743	1.73%	(194,614)
165	Live Cattle	Apr-24	Morgan Stanley	11,953,209	2.38%	177,791
180	Nickel LME	Mar-24	Morgan Stanley	17,449,181	3.48%	(493,338)
50	Sugar NY	Mar-24	Morgan Stanley	1,348,731	0.27%	3,156
362	Zinc LME	Mar-24	Morgan Stanley	22,803,941	4.54%	(23,413)
						$2,701,200

Open Short Future Contracts
(801)	Aluminium LME	Mar-24	Morgan Stanley	(45,379,159)	9.04%	(1,580,016)
(641)	Beanmeal	Mar-24	Morgan Stanley	(23,606,015)	4.70%	(47,342)
(559)	Beanoil	Mar-24	Morgan Stanley	(15,428,142)	3.07%	592,157
(1,239)	Corn	Mar-24	Morgan Stanley	(27,765,383)	5.53%	365,645
(10)	Gold CMX	Apr-24	Morgan Stanley	(2,023,039)	0.40%	(29,679)
(171)	Hi Gr. Copper	Mar-24	Morgan Stanley	(16,722,067)	3.33%	(628,310)
(332)	Kcbt Red Wheat	Mar-24	Morgan Stanley	(10,316,675)	2.06%	(179,293)
(20)	Lean Hogs	Apr-24	Morgan Stanley	(664,039)	0.13%	(52,078)
(161)	Natural Gas	Apr-24	Morgan Stanley	(3,424,556)	0.68%	104,763
(374)	Natural Gas Ttf (Gts)	Mar-24	Morgan Stanley	(9,103,138)	1.81%	(750,952)
(343)	Nickel LME	Mar-24	Morgan Stanley	(33,286,209)	6.63%	851,961
(205)	Platinum NMX	Apr-24	Morgan Stanley	(9,536,552)	1.90%	(275,934)
(111)	Silver CMX	Mar-24	Morgan Stanley	(12,809,595)	2.55%	(125,395)
(506)	Soybeans	Mar-24	Morgan Stanley	(30,917,207)	6.16%	471,168
(185)	Wheat	Mar-24	Morgan Stanley	(5,504,411)	1.10%	(11,951)
(436)	Wpg Canola	Mar-24	Morgan Stanley	(3,975,553)	0.79%	176,459
(492)	Zinc LME	Mar-24	Morgan Stanley	(31,001,033)	6.18%	(450,861)
						$(1,569,658)

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 15.11%.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2024

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$22,184,232	$39,744,891	$138,435,065
Affiliated companies, At cost	7,366,826	—	40,604,078
Investments, At cost	$29,551,058	$39,744,891	$179,039,143
Unaffiliated companies, At value	$24,273,509	$43,199,261	$138,435,065
Affiliated companies, At value	7,810,631	—	40,614,082
Investments, At value	$32,084,140	$43,199,261	$179,049,147
Deposits with brokers:
Futures - Goldman Sachs & Co. LLC	163,765	2,156	—
Options - Goldman Sachs & Co. LLC	322,282	849,314	—
Unrealized appreciation on futures contracts	47,552	—	—
Receivable for Fund shares sold	6,500	—	2,367,480
Receivable for securities sold	686,726	—	—
Dividends and interest receivable	23,620	225	659,085
Prepaid expenses and other assets	10,979	42,237	93,947
TOTAL ASSETS	33,345,564	44,093,193	182,169,659

LIABILITIES
Options written, at value (Proceeds Received $44,250, $97,350, and $0)	94,125	207,075	—
Payable for investments purchased	609,305	—	—
Unrealized depreciation on swap contracts	51,224	—	2,285,119
Investment advisory fees payable	23,100	31,198	125,862
Payable for fund shares repurchased	6,028	58,914	177,879
Payable to related parties	7,846	15,312	13,678
Distribution (12b-1) fees payable	1,153	4,486	8,956
Accrued expenses and other liabilities	22,887	27,216	6,333
TOTAL LIABILITIES	815,668	344,201	2,617,827
NET ASSETS	$32,529,896	$43,748,992	$179,551,832

Net Assets Consist Of:

Paid in capital	$32,398,527	$44,517,784	$199,938,848
Distributable earnings (deficit)	131,369	(768,792)	(20,387,016)
NET ASSETS	$32,529,896	$43,748,992	$179,551,832

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
January 31, 2024

	Arrow DWA		Arrow DWA	Arrow Managed
	Tactical:		Tactical:	Futures Strategy
	Balanced Fund		Macro Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$24,783,232		$25,459,106	$30,340,419
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,276,244		3,023,354	5,355,669
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$10.89		$8.42	$5.67
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$11.55		$8.93	$6.02

Class C Shares:
Net Assets	$2,794,237		$2,880,529	$2,399,082
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	286,238		384,620	468,743
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$9.76		$7.49	$5.12	(c)

Institutional Class Shares:
Net Assets	$4,952,427		$15,409,357	$146,812,331
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	443,996		1,811,073	25,403,902
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$11.15	(c)	$8.51	$5.78	(c)

(a)	For each of the Funds redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

(c)	The NAV shown above differs from the traded NAV on January 31, 2024 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2024

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$306,489	$429,989	$—
Dividends from affiliated companies	63,993	—	1,051,993
Interest	156,159	58,293	3,620,834
Less: Witholding tax	(37)	—	—
TOTAL INVESTMENT INCOME	526,604	488,282	4,672,827

EXPENSES
Investment advisory fees	157,575	229,906	749,969
Distribution (12b-1) fees, Class A	31,087	33,383	41,933
Distribution (12b-1) fees, Class C	17,764	16,771	15,642
Registration fees	32,941	32,735	42,500
Administrative services fees	31,303	41,974	99,170
Third party administrative servicing fees	16,545	28,270	20,360
Professional fees	15,178	17,224	22,242
Transfer agent fees	15,118	21,331	53,439
Accounting services fees	8,881	15,268	43,701
Custodian fees	4,838	4,252	6,842
Printing and postage expenses	4,751	7,064	9,200
Trustees’ fees and expenses	4,196	4,264	4,322
Compliance officer fees	1,528	2,444	7,267
Insurance expense	1,501	2,999	5,091
Other expenses	1,259	1,250	1,257
TOTAL EXPENSES	344,465	459,135	1,122,935
Less: Fees waived	(1,875)	—	(10,740)
NET EXPENSES	342,590	459,135	1,112,195

NET INVESTMENT INCOME	184,014	29,147	3,560,632

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Securities, unaffiliated companies	(456,658)	(1,615,134)	210
Securities, affiliated companies	18	—	(26,000)
Futures contracts	(95,988)	(1,196,036)	—
Swap contracts	(633,447)	—	(18,205,500)
Written options	12,769	115,384	—
	(1,173,306)	(2,695,786)	(18,231,290)
Net change in unrealized appreciation/(depreciation) of:
Securities, unaffiliated companies	694,925	548,335	—
Securities, affiliated companies	(22,366)	—	154,365
Futures contracts	115,252	(214,620)	—
Swap contracts	(121,318)	—	(4,832,693)
Written Options	109,875	113,925	—
	776,368	447,640	(4,678,328)
NET REALIZED AND UNREALIZED LOSS	(396,938)	(2,248,146)	(22,909,618)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(212,924)	$(2,218,999)	$(19,348,986)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2024	Year Ended
	(Unaudited)	July 31, 2023
FROM OPERATIONS
Net investment income	$184,014	$330,505
Net realized loss from securities, futures contracts, written options and swap contracts	(1,173,306)	(271,854)
Net change in unrealized appreciation of securities, futures contracts, written options and swap contracts	776,368	396,041
Net increase (decrease) in net assets resulting from operations	(212,924)	454,692

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(1,067,233)	(1,558,278)
Class C	(93,882)	(256,219)
Institutional Class	(277,958)	(466,866)
Net decrease in net assets from distributions to shareholders	(1,439,073)	(2,281,363)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,142,254	1,153,270
Class C	9,109	28,298
Institutional Class	242,655	1,952,859
Net asset value of shares issued in reinvestment of distributions:
Class A	981,697	1,417,170
Class C	91,429	250,540
Institutional Class	261,293	448,308
Redemption fee proceeds:
Class A	—	15
Institutional Class	—	— *
Payments for shares redeemed:
Class A	(2,583,467)	(3,706,089)
Class C	(1,496,131)	(1,323,295)
Institutional Class	(2,772,003)	(3,396,136)
Net decrease in net assets from shares of beneficial interest	(4,123,164)	(3,175,060)

TOTAL DECREASE IN NET ASSETS	(5,775,161)	(5,001,731)

NET ASSETS
Beginning of Period	38,305,057	43,306,788
End of Period	$32,529,896	$38,305,057

*	Less than $1 dollar.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2024	Year Ended
	(Unaudited)	July 31, 2023
SHARE ACTIVITY - Class A
Shares Sold	103,815	101,606
Shares Reinvested	90,646	126,759
Shares Redeemed	(236,357)	(324,339)
Net decrease in shares of beneficial interest outstanding	(41,896)	(95,974)

SHARE ACTIVITY - Class C
Shares Sold	950	2,795
Shares Reinvested	9,406	25,029
Shares Redeemed	(153,162)	(129,579)
Net decrease in shares of beneficial interest outstanding	(142,806)	(101,755)

SHARE ACTIVITY - Institutional Class
Shares Sold	21,611	163,406
Shares Reinvested	23,561	39,188
Shares Redeemed	(249,737)	(287,286)
Net decrease in shares of beneficial interest outstanding	(204,565)	(84,692)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2024	Year Ended
	(Unaudited)	July 31, 2023
FROM OPERATIONS
Net investment income	$29,147	$1,142,128
Net realized loss from securities, futures contracts and written options	(2,695,786)	(1,143,006)
Net change in unrealized appreciation/(depreciation) of securities, futures contracts and written options	447,640	(2,117,844)
Net decrease in net assets resulting from operations	(2,218,999)	(2,118,722)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(343,238)	(2,127,872)
Class C	(5,558)	(368,229)
Institutional Class	(265,581)	(2,645,747)
Net decrease in net assets from distributions to shareholders	(614,377)	(5,141,848)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	569,831	4,690,449
Class C	14,400	114,003
Institutional Class	1,040,385	16,335,299
Net asset value of shares issued in reinvestment of distributions:
Class A	319,433	1,913,166
Class C	5,363	354,794
Institutional Class	240,595	2,292,281
Redemption fee proceeds:
Class A	—	534
Institutional Class	3	2,503
Payments for shares redeemed:
Class A	(3,694,013)	(5,927,572)
Class C	(1,097,505)	(2,456,824)
Institutional Class	(12,697,855)	(29,742,920)
Net decrease in net assets from shares of beneficial interest	(15,299,363)	(12,424,287)

TOTAL DECREASE IN NET ASSETS	(18,132,739)	(19,684,857)

NET ASSETS
Beginning of Period	61,881,731	81,566,588
End of Period	$43,748,992	$61,881,731

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2024	Year Ended
	(Unaudited)	July 31, 2023
SHARE ACTIVITY - Class A
Shares Sold	68,741	521,687
Shares Reinvested	38,118	222,720
Shares Redeemed	(448,889)	(683,850)
Net increase (decrease) in shares of beneficial interest outstanding	(342,030)	60,557

SHARE ACTIVITY - Class C
Shares Sold	1,954	13,832
Shares Reinvested	719	46,561
Shares Redeemed	(150,092)	(314,475)
Net decrease in shares of beneficial interest outstanding	(147,419)	(254,082)

SHARE ACTIVITY - Institutional Class
Shares Sold	125,431	1,780,909
Shares Reinvested	28,405	264,088
Shares Redeemed	(1,520,939)	(3,353,681)
Net decrease in shares of beneficial interest outstanding	(1,367,103)	(1,308,684)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2024	Year Ended
	(Unaudited)	July 31, 2023
FROM OPERATIONS
Net investment income	$3,560,632	$4,057,466
Net realized gain (loss) from securities and swap contracts	(18,231,290)	18,757,111
Net change in unrealized appreciation/(depreciation) of securities and swap contracts	(4,678,328)	6,757,608
Net increase (decrease) in net assets resulting from operations	(19,348,986)	29,572,185

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(3,294,010)	(8,022,508)
Class C	(340,303)	(1,182,842)
Institutional Class	(13,081,987)	(40,719,040)
Net decrease in net assets from distributions to shareholders	(16,716,300)	(49,924,390)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,700,295	24,731,543
Class C	604,872	2,723,282
Institutional Class	36,302,604	49,746,373
Net asset value of shares issued in reinvestment of distributions:
Class A	3,137,937	7,777,112
Class C	322,395	1,114,021
Institutional Class	12,473,367	33,562,917
Redemption fee proceeds:
Class A	1,475	15,981
Class C	98	2,293
Institutional Class	468	6,250
Payments for shares redeemed:
Class A	(8,685,292)	(12,509,544)
Class C	(1,431,876)	(2,824,660)
Institutional Class	(23,691,471)	(26,546,711)
Net increase in net assets from shares of beneficial interest	25,734,872	77,798,857

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,330,414)	57,446,652

NET ASSETS
Beginning of Period	189,882,246	132,435,594
End of Period	$179,551,832	$189,882,246

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2024	Year Ended
	(Unaudited)	July 31, 2023
SHARE ACTIVITY - Class A
Shares Sold	1,086,520	3,441,853
Shares Reinvested	532,757	1,105,421
Shares Redeemed	(1,486,137)	(1,805,668)
Net increase in shares of beneficial interest outstanding	133,140	2,741,606

SHARE ACTIVITY - Class C
Shares Sold	105,448	422,923
Shares Reinvested	60,487	170,982
Shares Redeemed	(269,223)	(443,918)
Net increase (decrease) in shares of beneficial interest outstanding	(103,288)	149,987

SHARE ACTIVITY - Institutional Class
Shares Sold	6,043,017	6,905,935
Shares Reinvested	2,075,435	4,714,072
Shares Redeemed	(3,756,382)	(3,720,717)
Net increase in shares of beneficial interest outstanding	4,362,070	7,899,290

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year		Year	Year		Year
	Ended		Ended	Ended		Ended	Ended		Ended
	January 31, 2024		July 31,	July 31,		July 31,	July 31,		July 31,
Class A Shares	(Unaudited)		2023	2022		2021	2020		2019
Net asset value, beginning of period	$11.38		$11.90	$13.25		$12.92	$11.91		$12.84
Activity from investment operations:
Net investment income (loss) (1)	0.06		0.09	(0.00	) (3)	(0.10)	(0.00	) (3)	0.04
Net realized and unrealized gain (loss) on investments	(0.07)		0.07	(0.73)		1.92	1.25		0.00 (3)
Total from investment operations	(0.01)		0.16	(0.73)		1.82	1.25		0.04
Paid-in-capital from redemption fees	—		0.00 (3)	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)
Less distributions from:
Net investment income	(0.48)		(0.31)	—		(0.03)	(0.15)		—
Net realized gains	—		(0.37)	(0.62)		(1.46)	(0.09)		(0.97)
Total distributions	(0.48)		(0.68)	(0.62)		(1.49)	(0.24)		(0.97)
Net asset value, end of period	$10.89		$11.38	$11.90		$13.25	$12.92		$11.91
Total return (2)	(0.06	)% (8)	1.37%	(5.76)%		14.81%	10.72%		1.22%
Net assets, end of period (000s)	$24,783		$26,386	$28,725		$33,420	$25,289		$29,818
Ratio of gross expenses to average net assets (4)(6)	1.93	% (7)	1.85%	1.85%		1.86%	1.83%		1.73%
Ratio of net expenses to average net assets (4)	1.92	% (7)	1.84%	1.84%		1.85%	1.82%		1.72%
Ratio of net investment income (loss) to average net assets (4)(5)	1.08	% (7)	0.89%	(0.03)%		(0.76)%	(0.04)%		0.34%
Portfolio Turnover Rate	76	% (8)	149%	122%		112%	124%		121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year		Year		Year	Year	Year
	Ended		Ended		Ended		Ended	Ended	Ended
	January 31, 2024		July 31,		July 31,		July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2023		2022		2021	2020	2019
Net asset value, beginning of period	$10.15		$10.64		$12.01		$11.89	$10.92	$11.95
Activity from investment operations:
Net investment income (loss) (1)	0.02		0.01		(0.09)		(0.17)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.07)		0.07		(0.66)		1.75	1.16	(0.02)
Total from investment operations	(0.05)		0.08		(0.75)		1.58	1.07	(0.06)
Paid-in-capital from redemption fees	—		—		0.00	(3)	0.00 (3)	—	0.00 (3)
Less distributions from:
Net investment income	(0.34)		(0.20)		—		—	(0.01)	—
Net realized gains	—		(0.37)		(0.62)		(1.46)	(0.09)	(0.97)
Total distributions	(0.34)		(0.57)		(0.62)		(1.46)	(0.10)	(0.97)
Net asset value, end of period	$9.76		$10.15		$10.64		$12.01	$11.89	$10.92
Total return (2)	(0.51	)% (9)	0.69	% (7)	(6.55	)% (7)	14.04%	9.87%	0.43%
Net assets, end of period (000s)	$2,794		$4,354		$5,650		$8,150	$18,613	$23,547
Ratio of gross expenses to average net assets (4)(6)	2.68	% (8)	2.60%		2.60%		2.61%	2.58%	2.48%
Ratio of net expenses to average net assets (4)	2.67	% (8)	2.59%		2.59%		2.60%	2.57%	2.47%
Ratio of net investment income (loss) to average net assets (4)(5)	0.33	% (8)	0.14%		(0.80)%		(1.51)%	(0.79)%	(0.35)%
Portfolio Turnover Rate	76	% (9)	149%		122%		112%	124%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year		Year		Year	Year	Year
	Ended		Ended		Ended		Ended	Ended	Ended
	January 31, 2024		July 31,		July 31,		July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2023		2022		2021	2020	2019
Net asset value, beginning of period	$11.66		$12.18		$13.52		$13.15	$12.12	$13.02
Activity from investment operations:
Net investment income (loss) (1)	0.07		0.13		0.03		(0.07)	0.03	0.09
Net realized and unrealized gain (loss) on investments	(0.07)		0.07		(0.75)		1.96	1.27	(0.02)
Total from investment operations	0.00	(3)	0.20		(0.72)		1.89	1.30	0.07
Paid-in-capital from redemption fees	—		0.00	(3)	—		0.00 (3)	—	0.00 (3)
Less distributions from:
Net investment income	(0.51)		(0.35)		—		(0.06)	(0.18)	—
Net realized gains	—		(0.37)		(0.62)		(1.46)	(0.09)	(0.97)
Total distributions	(0.51)		(0.72)		(0.62)		(1.52)	(0.27)	(0.97)
Net asset value, end of period	$11.15		$11.66		$12.18		$13.52	$13.15	$12.12
Total return (2)	0.03	% (7)(9)	1.63	% (7)	(5.57	)% (7)	15.14%	11.02%	1.44%
Net assets, end of period (000s)	$4,952		$7,565		$8,932		$13,973	$6,735	$10,707
Ratio of gross expenses to average net assets (4)(6)	1.68	% (8)	1.60%		1.61%		1.61%	1.58%	1.48%
Ratio of net expenses to average net assets (4)	1.67	% (8)	1.59%		1.59%		1.59%	1.57%	1.47%
Ratio of net investment income (loss) to average net assets (4)(5)	1.33	% (8)	1.15%		0.20%		(0.51)%	0.27%	0.74%
Portfolio Turnover Rate	76	% (9)	149%		122%		112%	124%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2024		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.78		$9.55	$10.59	$9.50	$9.94	$10.77
Activity from investment operations:
Net investment income (loss) (1)	0.01		0.13	(0.03)	(0.10)	0.01	0.02
Net realized and unrealized gain (loss) on investments	(0.26)		(0.28)	1.05	1.89	0.20	(0.49)
Total from investment operations	(0.25)		(0.15)	1.02	1.79	0.21	(0.47)
Paid-in-capital from redemption fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	(0.11)		(0.53)	—	(0.49)	(0.09)	—
Net realized gains	—		(0.09)	(2.06)	(0.21)	(0.56)	(0.36)
Total distributions	(0.11)		(0.62)	(2.06)	(0.70)	(0.65)	(0.36)
Net asset value, end of period	$8.42		$8.78	$9.55	$10.59	$9.50	$9.94
Total return (2)	(2.82	)% (8)	(1.39)%	10.87%	19.46%	2.03%	(3.93)%
Net assets, end of period (000s)	$25,459		$29,536	$31,558	$27,287	$17,875	$25,373
Ratio of gross expenses to average net assets (4)(6)	1.84	% (7)	1.65%	1.69%	1.83%	1.74%	1.61%
Ratio of net expenses to average net assets (4)	1.84	% (7)	1.65%	1.69%	1.83%	1.74%	1.61%
Ratio of net investment income (loss) to average net assets (4)(5)	0.14	% (7)	1.46%	(0.25)%	(0.98)%	0.07%	0.22%
Portfolio Turnover Rate	57	% (8)	159%	150%	152%	147%	183%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2024		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.75		$8.49	$9.70	$8.75	$9.20	$10.08
Activity from investment operations:
Net investment income (loss) (1)	(0.03	) (9)	0.05	(0.10)	(0.15)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.22)		(0.24)	0.95	1.72	0.19	(0.47)
Total from investment operations	(0.25)		(0.19)	0.85	1.57	0.13	(0.52)
Paid-in-capital from redemption fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	(0.01)		(0.46)	—	(0.41)	(0.02)	—
Net realized gains	—		(0.09)	(2.06)	(0.21)	(0.56)	(0.36)
Total distributions	(0.01)		(0.55)	(2.06)	(0.62)	(0.58)	(0.36)
Net asset value, end of period	$7.49		$7.75	$8.49	$9.70	$8.75	$9.20
Total return (2)	(3.18	)% (8)	(2.13)%	10.00%	18.51%	1.24%	(4.71)%
Net assets, end of period (000s)	$2,881		$4,121	$6,676	$9,047	$21,539	$31,671
Ratio of gross expenses to average net assets (4)(6)	2.59	% (7)	2.40%	2.44%	2.58%	2.49%	2.36%
Ratio of net expenses to average net assets (4)	2.59	% (7)	2.40%	2.43%	2.58%	2.49%	2.36%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.61	)% (7)	0.71%	(1.06)%	(1.62)%	(0.67)%	(0.49)%
Portfolio Turnover Rate	57	% (8)	159%	150%	152%	147%	183%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

(9)	The amount of net investment income (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2024		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.88		$9.66	$10.66	$9.56	$10.01	$10.82
Activity from investment operations:
Net investment income (loss) (1)	0.01		0.15	0.01	(0.07)	0.03	0.05
Net realized and unrealized gain (loss) on investments	(0.24)		(0.28)	1.05	1.89	0.20	(0.50)
Total from investment operations	(0.23)		(0.13)	1.06	1.82	0.23	(0.45)
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.14)		(0.56)	—	(0.51)	(0.12)	(0.00	) (3)
Net realized gains	—		(0.09)	(2.06)	(0.21)	(0.56)	(0.36)
Total distributions	(0.14)		(0.65)	(2.06)	(0.72)	(0.68)	(0.36)
Net asset value, end of period	$8.51		$8.88	$9.66	$10.66	$9.56	$10.01
Total return (2)	(2.62	)% (8)	(1.24)%	11.20%	19.73%	2.23%	(3.69)%
Net assets, end of period (000s)	$15,409		$28,224	$43,333	$17,919	$45,834	$63,635
Ratio of gross expenses to average net assets (4)(6)	1.59	% (7)	1.40%	1.44%	1.58%	1.49%	1.36%
Ratio of net expenses to average net assets (4)	1.59	% (7)	1.40%	1.44%	1.58%	1.49%	1.36%
Ratio of net investment income (loss) to average net assets (4)(5)	0.39	% (7)	1.71%	0.09%	(0.65)%	0.34%	0.51%
Portfolio Turnover Rate	57	% (8)	159%	150%	152%	147%	183%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year		Year		Year	Year		Year
	Ended		Ended		Ended		Ended	Ended		Ended
	January 31, 2024		July 31,		July 31,		July 31,	July 31,		July 31,
Class A Shares	(Unaudited)		2023		2022		2021	2020		2019
Net asset value, beginning of period	$6.99		$8.17		$6.33		$5.94	$7.37		$7.62
Activity from investment operations:
Net investment income (loss) (1)	0.11		0.16		(0.09)		(0.09)	(0.00	) (4)	0.06
Net realized and unrealized gain (loss) on investments	(0.81)		1.41		2.07		0.48	(0.71)		0.73
Total from investment operations	(0.70)		1.57		1.98		0.39	(0.71)		0.79
Paid-in-capital from redemption fees (4)	0.00		0.00		0.00		0.00	0.00		0.00
Less distributions from:
Net investment income	(0.62)		(2.75)		(0.14)		—	(0.72)		(1.04)
Total distributions	(0.62)		(2.75)		(0.14)		—	(0.72)		(1.04)
Net asset value, end of period	$5.67		$6.99		$8.17		$6.33	$5.94		$7.37
Total return (2)	(10.40	)% (9)	21.57	% (7)	31.98	% (7)	6.57%	(11.47)%		12.80%
Net assets, end of period (000s)	$30,340		$36,498		$20,271		$6,502	$7,415		$12,524
Ratio of gross expenses to average net assets (3)(5)	1.45	% (8)	1.46%		1.55%		1.61%	1.53%		1.47%
Ratio of net expenses to average net assets (5)	1.44	% (8)	1.45%		1.54%		1.59%	1.51%		1.43%
Ratio of net investment income (loss) to average net assets (5)(6)	3.87	% (8)	2.24%		(1.18)%		(1.51)%	0.02%		0.91%
Portfolio Turnover Rate	12	% (9)	0%		0%		11%	11%		3%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year		Year		Year	Year	Year
	Ended		Ended		Ended		Ended	Ended	Ended
	January 31, 2024		July 31,		July 31,		July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2023		2022		2021	2020	2019
Net asset value, beginning of period	$6.37		$7.66		$5.93		$5.61	$7.02	$7.28
Activity from investment operations:
Net investment income (loss) (1)	0.08		0.09		(0.14)		(0.13)	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	(0.74)		1.30		1.96		0.45	(0.67)	0.70
Total from investment operations	(0.66)		1.39		1.82		0.32	(0.71)	0.71
Paid-in-capital from redemption fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00 (4)	0.00 (4)	—
Less distributions from:
Net investment income	(0.59)		(2.68)		(0.09)		—	(0.70)	(0.97)
Total distributions	(0.59)		(2.68)		(0.09)		—	(0.70)	(0.97)
Net asset value, end of period	$5.12		$6.37		$7.66		$5.93	$5.61	$7.02
Total return (2)	(10.70	)% (7)(9)	20.31	% (7)	31.09	% (7)	5.70%	(12.07)%	11.97%
Net assets, end of period (000s)	$2,399		$3,646		$3,231		$1,799	$2,379	$4,356
Ratio of gross expenses to average net assets (3)(5)	2.20	% (8)	2.21%		2.29%		2.36%	2.28%	2.22%
Ratio of net expenses to average net assets (5)	2.19	% (8)	2.20%		2.28%		2.34%	2.26%	2.18%
Ratio of net investment income (loss) to average net assets (5)(6)	3.12	% (8)	1.49%		(1.95)%		(2.26)%	(0.70)%	0.10%
Portfolio Turnover Rate	12	% (9)	0%		0%		11%	11%	3%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year		Year		Year	Year	Year
	Ended		Ended		Ended		Ended	Ended	Ended
	January 31, 2024		July 31,		July 31,		July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2023		2022		2021	2020	2019
Net asset value, beginning of period	$7.12		$8.29		$6.42		$6.01	$7.44	$7.72
Activity from investment operations:
Net investment income (loss) (1)	0.13		0.18		(0.07)		(0.08)	0.02	0.07
Net realized and unrealized gain (loss) on investments	(0.85)		1.41		2.09		0.49	(0.72)	0.75
Total from investment operations	(0.72)		1.59		2.02		0.41	(0.70)	0.82
Paid-in-capital from redemption fees (3)	0.00		0.00		0.00		0.00	0.00	0.00
Less distributions from:
Net investment income	(0.62)		(2.76)		(0.15)		—	(0.73)	(1.10)
Total distributions	(0.62)		(2.76)		(0.15)		—	(0.73)	(1.10)
Net asset value, end of period	$5.78		$7.12		$8.29		$6.42	$6.01	$7.44
Total return (2)	(10.38	)% (7)(9)	21.64	% (7)	32.34	% (7)	6.82%	(11.23)%	13.12%
Net assets, end of period (000s)	$146,812		$149,738		$108,933		$84,202	$74,005	$110,610
Ratio of gross expenses to average net assets (4)(5)	1.20	% (8)	1.21%		1.29%		1.36%	1.28%	1.21%
Ratio of net expenses to average net assets (5)	1.19	% (8)	1.20%		1.27%		1.34%	1.26%	1.18%
Ratio of net investment income (loss) to average net assets (5)(6)	4.12	% (8)	2.49%		(1.01)%		(1.26)%	0.26%	1.03%
Portfolio Turnover Rate	12	% (9)	0%		0%		11%	11%	3%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
January 31, 2024

1.	ORGANIZATION

The Arrow DWA Tactical: Balanced Fund (“ADTBF”), the Arrow DWA Tactical: Macro Fund (“ADTMF”), and the Arrow Managed Futures Strategy Fund (“AMFSF”) (each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are diversified funds. ADTBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTMF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. AMFSF seeks long-term capital appreciation and to achieve absolute returns.

Each Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of the Trust. As a series of the Trust, each Fund is a continuation of a predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class of the Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies and Accounting Standards Update 2013-08”.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale,

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on a proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount on such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange-Traded Notes – The Funds may invest in exchange-traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Exchange-Traded Funds – An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

In certain circumstances, securities may be valued at their fair value as determined in good faith by Arrow Investment Advisors, LLC (the “Advisor”) as the Valuation Designee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2024 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Tactical: Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,787,059	$—	$—	$8,787,059
Exchange-Traded Funds	17,683,253	—	—	17,683,253
Exchange-Traded Note	1,761,982	—	—	1,761,982
Short Term Investment	3,839,966	—	—	3,839,966
Put Options Purchased	11,880	—	—	11,880
Open Long Futures Contracts *	47,552	—	—	47,552
Total	$32,131,692	$—	$—	$32,131,692

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$94,125	$—	$—	$94,125
Open Swap Contracts *	—	51,224	—	51,224
Total	$94,125	$51,224	$—	$145,349

Arrow DWA Tactical: Macro Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$43,143,476	$—	$—	$43,143,476
Short Term Investment	29,550	—	—	29,550
Put Options Purchased	26,235	—	—	26,235
Total	$43,199,261	$—	$—	$43,199,261

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$207,075	$—	$—	$207,075
Total	$207,075	$—	$—	$207,075

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$40,614,082	$—	$—	$40,614,082
Short Term Investment	138,435,065	—	—	138,435,065
Total	$179,049,147	$—	$—	$179,049,147

Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$—	$2,285,119	$—	$2,285,119
Total	$—	$2,285,119	$—	$2,285,119

The Funds did not hold any Level 3 securities at the end of the period.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps contracts open as of January 31, 2024.

See Consolidated Schedules of Investments for investments and derivatives segregated by industry, type, and underlying exposure.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT-CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Schedules of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADTBF, ADTMF, and AMFSF include the accounts of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Each CFC utilizes commodity-based derivative products to facilitate the relevant Fund’s pursuit of its investment objectives. In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, a Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange-traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed -income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium - and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by

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January 31, 2024

these issuers is significantly greater than with higher-rated securities because medium-and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – The Funds may use derivatives (including swaps, structured notes, options, futures, and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a Fund.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter -term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Market Risk – The net asset value of a Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there

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January 31, 2024

could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by a Fund is replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce a Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Swap Counterparty Credit Risk – Each Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Taxation Risk – By investing in commodities indirectly through a CFC, a Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, any income received from a CFC will be passed through to the relevant Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk – Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and its shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

A summary of each Fund’s investments in its respective CFC are as follows:

		CFC Net Assets at	% of Total Net Assets at
	Inception Date of CFC	January 31, 2024	January 31, 2024
ADB-CFC	12/5/2012	$1,920,660	5.90%
ADT-CFC	12/12/2011	3,187	0.01%
AMFS-CFC	7/23/2010	43,409,749	24.18%

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – ADTBF and ADTMF intend to distribute substantially all of their net investment income at least annually and net capital gain annually.

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January 31, 2024

AMFSF intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2020 – July 31, 2022, or expected to be taken in the Funds’ July 31, 2023 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the six month ended January 31, 2024, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations. There were no forward currency contracts held during the six month ended January 31, 2024 for any Fund.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the Secured Overnight Financing Rate (“SOFR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the SOFR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Derivatives Disclosure

Fair Values of Derivative Instruments in ADTBF as of January 31, 2024:

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Financial Index Swap: Equity Risk	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$37,459
Commodity Index Swap: Commodity Risk	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	13,765
Futures: Commodity Risk	Unrealized appreciation on futures contracts	47,552	Unrealized depreciation on futures contracts	—
Put Options Purchased: Equity Risk	Investment Securities: Unaffiliated companies at value	11,880	Investment Securities: Unaffiliated companies at value	—
Call Options Written : Equity Risk	Options written at value	—	Options written, at value	94,125
		$59,432		$145,349

Fair Values of Derivative Instruments in ADTMF as of January 31, 2024:

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Put Options Purchased: Equity Risk	Investment Securities: Unaffiliated companies at value	$26,235	Investment Securities: Unaffiliated companies at value	$—
Call Options Written : Equity Risk	Options written at value	—	Options written, at value	207,075
		$26,235		$207,075

Fair Values of Derivative Instruments in AMFSF as of January 31, 2024:

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statements of		Consolidated Statements of Assets
Primary Risk Exposure	Assets and Liabilities	Value	and Liabilities	Value
Financial Index Swap: Equity Risk	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$1,657,364
Commodity Index Swap: Commodity Risk	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	627,755
		$—		$2,285,119

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

The average notional value of the derivative instruments for the six months ended January 31, 2024 is disclosed below:

	Average Notional Value
	Long	Purchased Put	Written Call	Financial Index	Commodity Index
	Futures	Options	Options	Swap	Swap
ADTBF	$1,831,950	$3,900,000	$3,600,000	$2,341,459	$1,666,638
ADTMF	4,508,000	9,295,000	7,920,000	—	—
AMFSF	—	—	—	87,932,447	87,706,509

The effect of Derivative Instruments on the Consolidated Statements of Operations for the six months ended January 31, 2024:

ADTBF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Securities, unaffiliated companies	$—	$—	$(124,347)	$—	$(124,347)
Futures contracts	(95,988)	—	—	—	(95,988)
Swap contracts	55,435	(688,882)	—	—	(633,447)
Written Options	—	—	12,769	—	12,769
Total net realized loss	$(40,553)	$(688,882)	$(111,578)	$—	$(841,013)

Net change in unrealized appreciation (depreciation) of:
Futures contracts	$115,252	$—	$—	$—	$115,252
Securities, unaffiliated companies	—	—	70,680	—	70,680
Swap contracts	(23,699)	(97,619)	—	—	(121,318)
Written Options	—	—	109,875	—	109,875
Total net change in unrealized appreciation (depreciation)	$91,553	$(97,619)	$180,555	$—	$174,489

ADTMF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Securities, unaffiliated companies	$—	$—	$(225,254)	$—	$(225,254)
Futures contracts	(1,196,036)	—	—	—	(1,196,036)
Written options	—	—	115,384	—	115,384
Total net realized loss	$(1,196,036)	$—	$(109,870)	$—	$(1,305,906)

Net change in unrealized appreciation (depreciation) of:
Securities, unaffiliated companies	$—	$—	$107,960	$—	$107,960
Futures contracts	(214,620)	—	—	—	(214,620)
Written Options	—	—	113,925	—	113,925
Total net change in unrealized appreciation (depreciation)	$(214,620)	$—	$221,885	$—	$7,265

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

AMFSF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Securities, unaffiliated companies	$—	$—	$210	$—	$210
Swap contracts	1,778,562	(19,984,062)	—	—	(18,205,500)
Total net realized gain (loss)	$1,778,562	$(19,984,062)	$210	$—	$(18,205,290)

Net change in unrealized depreciation of:
Swap contracts	$(3,645,170)	$(1,187,523)	$—	$—	$(4,832,693)
Total net change in unrealized depreciation	$(3,645,170)	$(1,187,523)	$—	$—	$(4,832,693)

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the six months ended January 31, 2024, each Fund was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2024.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Assets:				Liabilities
		Gross Amounts Offset	Net Amounts of Assets
		in the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements	Financial	Cash Collateral
	Recognized Assets	Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
ADTBF
Future Contracts -Goldman Sachs	$47,552	$—	$47,552	$—	$—	$47,552
Put Options Purchased -Goldman Sachs	11,880	—	11,880	(11,880)	—	—
Total	$59,432	$—	$59,432	$(11,880)	$—	$47,552
ADTMF
Put Options Purchased -Goldman Sachs	$26,235	$—	$26,235	$(26,235)	$—	$—
Total	$26,235	$—	$26,235	$(26,235)	$—	$—

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Liabilities:				Liabilities
		Gross Amounts Offset	Net Amounts of Assets
		in the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements	Financial	Cash Collateral
	Recognized Liabilities	Liabilities	of Assets & Liabilities	Instruments	Pledged	Net Amount
ADTBF
Call Options Written -Goldman Sachs	$(94,125)	$—	$(94,125)	$11,880	$—	$(82,245)
Swap Contracts -Morgan Stanley	(51,224)	—	(51,224)	—	—	(51,224)
Total	$(145,349)	$—	$(145,349)	$11,880	$—	$(133,469)
ADTMF
Call Options Written -Goldman Sachs	$(207,075)	$—	$(207,075)	$26,235	$—	$(180,840)
Total	$(207,075)	$—	$(207,075)	$26,235	$—	$(180,840)
AMFSF
Swap Contracts -Morgan Stanley	$(2,285,119)	$—	$(2,285,119)	$—	$—	$(2,285,119)
Total	$(2,285,119)	$—	$(2,285,119)	$—	$—	$(2,285,119)

4.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2024, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Fund	Purchases	Sales
ADBF	$21,983,974	$24,810,133
ADTMF	27,743,746	39,562,014
AMFSF	5,155,714	4,984,250

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor.

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of ADTBF and ADTMF average daily net assets and 0.85% of AMFSF average daily net assets.

Pursuant to an exemptive order, each Fund may invest a portion of its assets in the other funds managed by the Advisor. During the six months ended January 31, 2024, ADTBF invested in Arrow DWA Tactical: International ETF (“DWCR”), Arrow Reserve Capital Management ETF (“ARCM”) and Arrow Reverse Cap 500 ETF (“YPS”). ADTMF invested in YPS and AMFSF invested in ARCM, among other funds managed by the Advisor. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADTBF’s assets that are invested in ARCM, DWCR, and YPS and waive 0.05% of its advisory fee on the portion of ADTMF and AMFSF’s assets that are invested in YPS and ARCM, respectively. For the six months ended January 31, 2024, the Advisor waived $1,875, $0, and $10,740, in fees for ADTBF, ADTMF and AMFSF, respectively, pursuant to its agreement. Fees waived pursuant to this waiver are not subject to recoupment in future periods.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the six months ended January 31, 2024, the Distributor received $16,024, of which $2,580 was retained in commissions.

Ultimus Fund Services, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Trust for serving in such capacities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended January 31, 2024, ADTBF, ADTMF and AMFSF assessed $0, $3, and $2,041 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADTBF invested a portion of its assets in Arrow Reverse Cap 500 ETF (“YPS”), a series of the Trust that is advised by the Advisor. YPS’s seeks to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index. YPS’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in YPS at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF is directly affected by the performance of YPS. The financial statements of YPS, including the portfolio of investments, can be found at YPS’s website, www.arrowfunds.com, or the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of January 31, 2024, ADTBF owned 14.4% YPS. As of January 31, 2024, the percentage of ADTBF net assets invested in YPS was 3.9%.

ADTBF and AMFSF each invests a portion of its assets in Arrow Reserve Capital Management ETF (“ARCM”), a series of the Trust that is advised by the Advisor. ARCM seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in ARCM at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and AMFSF is directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of January 31, 2024, ADTBF and AMFSF owned 0.7% and 88.2% of ARCM, respectively. As of January 31, 2024, the percentage of ADTBF and AMFSF’s net assets invested in ARCM was 1.0% and 22.6%, respectively.

ADTBF invests a portion of its assets in Arrow DWA Tactical: International ETF (“DWCR”), a series of the Trust that is advised by the Advisor. DWCR seeks long-term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index. DWCR’s securities valuation policies are similar to ADTBF’s policies. ADTBF may sell or redeem its investment in DWCR at any time if the Advisor determines that it is in the best interest of ADTBF and its shareholders to do so. The performance of ADTBF is directly

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

affected by the performance of DWCR. The financial statements of DWCR, including the portfolio of investments, can be found at DWCR’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the ADTBF financial statements. As of January 31, 2024, ADTBF owned 71.3% of DWCR. As of January 31, 2024, the percentage of ADTBF’s net assets invested in DWCR was 19.1%.

AMFSF each invests a portion of its assets in the First American Government Obligations Fund - Class X (“First American”). First American is a series of First American Funds, Inc., which is registered under the 1940 Act as open-end management investment company. AMFSF may redeem its investment in First American at any time if the Advisor determines that it is in the best interest of AMFSF and its shareholders to do so. The performance of AMFSF is directly affected by the performance of First American. The financial statements of First American, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with AMFSF’s financial statements. As of January 31, 2024, the percentage of AMFSF’s net assets invested in First American was 77.1%.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at January 31, 2024 are noted in the Funds’ Consolidated Schedules of Investments. Transactions during the six months ended January 31, 2024 with companies which are affiliates are as follows:

ADTBF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited to	Value - End of	Appreciation/	Shares - End
Tickers	Description	Period	Purchases	Proceeds	Gain (Loss)	Income	Period	(Depreciation)	of Period
ARCM	Arrow Reserve Capital Management ETF	$311,725	$—	$—	$—	$7,665	$312,803	$1,078	3,126
DWCR	Arrow DWA Tactical: International ETF	6,199,815	—	—	—	17,631	6,217,510	17,695	213,966
YPS	Arrow Reverse Cap 500 ETF	1,321,457	—	—	18	38,697	1,280,318	(41,139)	57,756
		$7,832,997	$—	$—	$18	$63,993	$7,810,631	$(22,366)

AMFSF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited to	Value - End of	Appreciation/	Shares - End
Tickers	Description	Period	Purchases	Proceeds	Loss	Income	Period	(Depreciation)	of Period
ARCM	Arrow Reserve Capital Management ETF	$40,314,502	$5,155,715	$(4,984,500)	$(26,000)	$1,051,993	$40,614,082	$154,365	405,877

Cross trades for the six month ended January 31, 2024 were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “17a-7 Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the 17a-7 Procedures. For the six months ended January 31, 2024, pursuant to these Procedures, there were no cross trade transactions between any Fund.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2024

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2023 and July 31, 2022 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2023	Income	Capital Gains	Capital	Total
ADBF	$1,038,839	$1,242,524	$—	$2,281,363
ADTMF	4,652,755	489,093	—	5,141,848
AMFSF	49,924,390	—	—	49,924,390

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2022	Income	Capital Gains	Capital	Total
ADBF	$1,725,530	$569,958	$—	$2,295,488
ADTMF	5,161,714	4,799,395	—	9,961,109
AMFSF	2,236,807	—	—	2,236,807

As of July 31, 2023, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ADBF	$1,437,349	$—	$(56,747)	$(1,535,744)	$—	$1,938,508	$1,783,366
ADTMF	614,150	—	—	(1,624,666)	—	3,075,100	2,064,584
AMFSF	16,715,533	—	(21,029)	(867,907)	—	(148,327)	15,678,270

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures, options and swap contracts, and undistributed long term capital gains from Form 2439.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
ADBF	$56,747
ADTMF	—
AMFSF	21,029

At July 31, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
ADBF	$1,487,456	$48,288	$1,535,744
ADTMF	1,624,666	—	1,624,666
AMFSF	712,669	155,238	867,907

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

Permanent book and tax differences, primarily attributable to equalization credits, and adjustments for the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended July 31, 2023 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
ADBF	$(248,329)	$248,329
ADTMF	(2,313,079)	2,313,079
AMFSF	(9,227,404)	9,227,404

10.	A FOREIGN TAX CREDIT(Unaudited)

The following fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended July 31, 2023 were as follows:

For fiscal year ended
7/31/2023	Foreign Source Income
ADTMF	$0.0490

11.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
ADTBF	$29,236,573	$2,915,284	$(161,842)	$2,753,442
ADTMF	39,244,726	3,913,595	(166,136)	3,747,460
AMFSF	179,043,109	11,766	(5,728)	6,038

12.	RECENT REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)
January 31, 2024

As a shareholder of one or more of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees and; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 through January 31, 2024.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	8/1/2023	1/31/2024	8/1/2023 - 1/31/2024	8/1/2023 - 1/31/2024
DWA Tactical: Balanced Fund - Class A	$1,000.00	$999.40	$9.65	1.92%
DWA Tactical: Balanced Fund - Class C	1,000.00	994.90	13.39	2.67%
DWA Tactical: Balanced Fund - Institutional Class	1,000.00	1,000.40	8.40	1.67%

DWA Tactical: Macro Fund - Class A	1,000.00	971.80	9.11	1.84%
DWA Tactical: Macro Fund - Class C	1,000.00	968.20	12.80	2.59%
DWA Tactical: Macro Fund - Institutional Class	1,000.00	973.80	7.87	1.59%

Managed Futures Strategy Fund - Class A	1,000.00	896.00	6.86	1.44%
Managed Futures Strategy Fund - Class C	1,000.00	893.30	10.42	2.19%
Managed Futures Strategy Fund - Institutional Class	1,000.00	897.70	5.68	1.19%

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	8/1/2023	1/31/2024	8/1/2023 - 1/31/2024	8/1/2023 - 1/31/2024
(5% return before expenses)
DWA Tactical: Balanced Fund - Class A	$1,000.00	$1,015.49	$9.73	1.92%
DWA Tactical: Balanced Fund - Class C	1,000.00	1,011.71	13.50	2.67%
DWA Tactical: Balanced Fund - Institutional Class	1,000.00	1,016.74	8.46	1.67%

DWA Tactical: Macro Fund - Class A	1,000.00	1,015.89	9.32	1.84%
DWA Tactical: Macro Fund - Class C	1,000.00	1,012.13	13.08	2.59%
DWA Tactical: Macro Fund - Institutional Class	1,000.00	1,017.16	8.04	1.59%

Managed Futures Strategy Fund - Class A	1,000.00	1,017.90	7.31	1.44%
Managed Futures Strategy Fund - Class C	1,000.00	1,014.13	11.09	2.19%
Managed Futures Strategy Fund - Institutional Class	1,000.00	1,019.15	6.05	1.19%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2024

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting held September 27, 2023 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow DWA Tactical: Balanced Fund (the “Balanced Fund”), the Arrow DWA Tactical: Macro Fund (the “Macro Fund”), and the Arrow Managed Futures Strategy Fund (the “Managed Futures Fund”), (each a “Fund” and collectively the “Funds”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the continuance of the Advisory Agreement, the Board considered the nature, extent and quality of services that Arrow provided to Funds, including Arrow’s personnel and resources. The Board reviewed the services Arrow provided in serving as investment adviser and the backgrounds of the personnel providing services to the Funds, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged Arrow’s efforts and resources with respect to various regulatory initiatives, including with respect to derivatives and valuation. The Board also considered Arrow’s financial position. The Board concluded that the services Arrow provided were satisfactory.

Performance. The Board reviewed performance information that Arrow provided for the Funds compared to each Fund’s respective Benchmark Index, other relevant indexes, and a group of comparable funds selected by the Adviser (the “Peer Group”) for the year to date, one-, three-, five-, ten-year and since inception periods ended July 31, 2023, as applicable. The Board also received information on the construction of each Fund’s Peer Group.

Balanced Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Morningstar Global Flexible Allocation EW Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the year to date, one-, three-, five-, ten-year and since inception periods. They noted that while the Fund slightly underperformed the Peer Group over the one-year period, it had outperformed the Peer groups averages over all other time periods reported. The Board concluded that the performance of the Fund was satisfactory.

Macro Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (PCM Global Macro Index). The Board considered the performance of

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2024

the Fund against its Peer Group and its Benchmark Index for the year to date, one-, three-, five-, ten-year and since inception periods. They noted that while the Fund underperformed the Peer Group over the one-year period, it had performed well relative to the Peer groups averages over the three-and five-and ten-year periods. The Board concluded that the performance of the Fund was satisfactory.

Managed Futures Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Credit Suisse Managed Futures Liquid Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the year to date, one-, three-, five-, ten-year and since inception periods. They noted that the Fund had significantly outperformed the Peer Group averages. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board reviewed each Fund’s contractual advisory fee and expense ratio taking into account each Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s respective Peer Group and relevant Morningstar categories. The Board observed that the advisory fees were generally lower than the Peer Group averages. The Board discussed the level of work involved in management and oversight of the Funds and the other services that Arrow performed on behalf of the Funds. The Board also considered that with respect to the more complex Funds, these services were more resource intensive for Arrow. In light of the information provided and their deliberations, the Board concluded that each Fund’s advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability of Arrow with respect to Funds on an individual fund-by-fund basis and in the aggregate. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that Arrow earned a profit from the Balanced Fund, Macro Fund, and Managed Futures Fund, in each case without considering marketing related costs. The Board concluded that the profitability of Arrow in connection with the management of the Funds was not excessive given the nature, extent and quality of the services provided.

Economies of Scale. The Board considered whether Arrow realized economies of scale with respect to its management of the Funds. The Board noted no Fund had yet reached an asset level where Arrow could likely realize meaningful economies of scale. They considered the constraints on Fund growth, including market environment, limited access to platforms, Fund size. The Board observed that economies of scale would be considered in the future as Fund asset levels grow.

Fall-out Benefits. Because of its relationship with the Funds, Arrow and its affiliates may receive certain benefits. The Board noted that an affiliate of the Adviser serves as underwriter of the Funds and receives modest compensation from Rule 12b-1 payments as a result.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that that the continuance of the Advisory Agreement be approved.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

ARROWF-SAR24

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/9/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/9/24

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 4/9/24